Other assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other assets
Interests in associates	£ 688	£ 716
Property, plant and equipment	4,240	4,230
Pension schemes in net surplus	318	602
Prepayments	340	360
Accrued income	327	248
Tax recoverable	279	190
Deferred tax	2,178	1,195
Acceptances	237	225
Other	569	476
Other assets	£ 9,176	8,242
Freehold buildings and long leaseholds
Other assets
Estimated useful lives	50 years
Short leaseholds for unexpired period of lease and property adaption costs | Maximum
Other assets
Estimated useful lives	15 years
Short leaseholds for unexpired period of lease and property adaption costs | Minimum
Other assets
Estimated useful lives	10 years
Other equipment | Maximum
Other assets
Estimated useful lives	15 years
Other equipment | Minimum
Other assets
Estimated useful lives	4 years
Computers equipment | Maximum
Other assets
Estimated useful lives	5 years
Business Growth Fund
Other assets
Interests in associates	£ 677	£ 700